Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Cost	$ 37,332	$ 12,761
Accumulated amortization	(6,350)	(4,199)
Additions, at cost	36,556	25,620
Amortization current period	(5,566)	(2,329)
Intangible assets, net	$ 61,972	$ 31,853